UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03641

40|86 Series Trust
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

Jeffrey M. Stautz
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

317-817-4086
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2005

Date of reporting period: 9/30/2005

Item 1. Schedule of Investments.

40|86 Series Trust
Equity Portfolio
Schedule of Investments
September 30, 2005
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT			VALUE
		COMMON STOCKS - 99.9%
		Aerospace & Defense - 1.0%
34,600		Rockwell Collins, Inc.	$1,671,872
		Air Freight & Logistics - 1.0%
14,400		CNF, Inc.	756,000
28,000		Ryder System, Inc. (c)	958,160
			1,714,160
		Auto Components - 1.2%
21,200		Autoliv, Inc.	922,200
11,000		BorgWarner, Inc. (c)	621,060
17,900		TRW Automotive Holdings Corp. (a)	525,186
			2,068,446
		Beverages - 0.3%
23,200		PepsiAmericas, Inc. (c)	527,336
		Biotechnology - 1.9%
18,600		Charles River Laboratories International, Inc. (a)(c)	811,332
15,000		Invitrogen Corp. (a)(c)	1,128,450
23,400		Techne Corp. (a)	1,333,332
			3,273,114
		Capital Markets - 2.2%
47,200		American Capital Strategies Ltd. (c)	1,730,352
19,000		The Bear Stearns Companies Inc.	2,085,250
			3,815,602
		Chemicals - 2.2%
14,000		FMC Corp. (a)	801,080
26,100		Lubrizol Corp.	1,130,913
32,900		PPG Industries, Inc.	1,947,351
			3,879,344
		Commercial Banks - 4.5%
53,300		AmSouth Bancorp (c)	1,346,358
25,800		Comerica, Inc. (c)	1,519,620
7,400		Hibernia Corp. (c)	222,296
11,000		KeyCorp	354,750
32,800		Marshall & Ilsley Corp. (c)	1,427,128
14,400		Mercantile Bankshares Corp.	775,872
19,100		Unionbancal Corp.	1,331,652
12,500		Zions Bancorporation	890,125
			7,867,801
		Commercial Services & Supplies - 3.8%
41,100		Copart, Inc. (a)(c)	981,057
17,600		Deluxe Corp. (c)	706,816
25,700		Equifax, Inc. (c)	897,958
15,600		Pitney Bowes, Inc.	651,144
26,000		Republic Services, Inc. (c)	917,540
45,100		RR Donnelley & Sons Co. (c)	1,671,857
20,000		West Corp. (a)	747,800
			6,574,172
		Communications Equipment - 1.6%
47,200		Harris Corp. (c)	1,972,960
23,800		Scientific-Atlanta, Inc.	892,738
			2,865,698
		Computers & Peripherals - 1.8%
31,400		NCR Corp. (a)	1,001,974
173,700		Western Digital Corp. (a)(c)	2,245,941
			3,247,915
		Construction Materials - 1.2%
26,000		Martin Marietta Materials, Inc. (c)	2,039,960
		Diversified Financial Services - 2.4%
51,700		CIT Group, Inc.	2,335,806
36,900		Moody's Corp.	1,884,852
			4,220,658
		Diversified Telecommunication Services - 0.6%
28,400		CenturyTel, Inc. (c)	993,432
		Electric Utilities - 4.2%
71,800		Edison International	3,394,704
102,100		PG&E Corp. (c)	4,007,425
			7,402,129
		Electrical Equipment - 0.7%
22,200		Rockwell Automation, Inc.	1,174,380
		Electronic Equipment & Instruments - 1.7%
54,000		Avnet, Inc. (a)(c)	1,320,300
16,500		CDW Corp. (c)	972,180
34,500		Ingram Micro, Inc. (a)	639,630
			2,932,110
		Energy Equipment & Services - 1.6%
16,000		Diamond Offshore Drilling (c)	980,000
40,000		Patterson-UTI Energy, Inc. (c)	1,443,200
6,900		Unit Corp. (a)	381,432
			2,804,632
		Food & Staples Retailing - 1.4%
17,300		Albertson's, Inc. (c)	443,745
27,500		Safeway, Inc. (c)	704,000
40,300		Supervalu, Inc.	1,254,136
			2,401,881
		Food Products - 2.5%
83,700		Archer-Daniels-Midland Co. (c)	2,064,042
12,900		Hershey Foods Corp.	726,399
42,600		Pilgrim's Pride Corp. (c)	1,550,640
			4,341,081
		Gas Utilities - 2.8%
37,100		Questar Corp.	3,269,252
54,900		UGI Corp. (c)	1,545,435
			4,814,687
		General Contractors - 1.8%
3,500		NVR, Inc. (a)(c)	3,097,325
		Health Care Equipment & Supplies - 2.5%
12,300		Bausch & Lomb, Inc. (c)	992,364
23,200		Becton, Dickinson & Co.	1,216,376
18,500		C.R. Bard, Inc.	1,221,555
32,800		Thermo Electron Corp. (a)	1,013,520
			4,443,815
		Health Care Providers & Services - 5.6%
21,900		Aetna, Inc.	1,886,466
16,400		AmerisourceBergen Corp. (c)	1,267,720
14,400		Cerner Corp. (a)(c)	1,251,792
13,600		Cigna Corp. (c)	1,602,896
27,800		Coventry Health Care, Inc. (a)	2,391,356
16,100		Humana, Inc. (a)	770,868
14,400		Triad Hospitals, Inc. (a)	651,888
			9,822,986
		Hotels Restaurants & Leisure - 2.7%
43,300		Brinker International, Inc. (c)	1,626,348
14,100		Choice Hotels International, Inc. (c)	911,424
54,700		Darden Restaurants, Inc. (c)	1,661,239
14,900		GTECH Holdings Corp.	477,694
			4,676,705
		Household Durables - 1.7%
6,800		The Black & Decker Corp. (c)	558,212
13,600		Fortune Brands, Inc.	1,106,088
16,400		MDC Holdings, Inc. (c)	1,293,796
			2,958,096
		Household Products - 0.6%
19,400		Energizer Holdings, Inc. (a)	1,099,980
		Industrial Conglomerates - 0.4%
9,500		Textron, Inc.	681,340
		Insurance - 3.8%
30,800		Allmerica Financial Corp. (a)	1,267,112
40,300		American Financial Group Inc.	1,367,379
26,000		First American Corp.	1,187,420
38,300		Genworth Financial, Inc. (c)	1,234,792
30,200		Safeco Corp. (c)	1,612,076
			6,668,779
		IT Services - 1.6%
40,500		Computer Sciences Corp. (a)(c)	1,916,055
43,800		Sabre Holdings Corp. (c)	888,264
			2,804,319
		Leisure Equipment & Products - 0.6%
19,800		Polaris Industries, Inc. (c)	981,090
		Machinery - 2.2%
28,775		Paccar, Inc.	1,953,535
64,300		Timken Co. (c)	1,905,209
			3,858,744
		Media - 1.9%
49,900		Harte-Hanks, Inc.	1,318,857
50,800		Valassis Communications, Inc. (a)(c)	1,980,184
			3,299,041
		Metals & Mining - 2.7%
48,700		Nucor Corp. (c)	2,872,813
9,500		Phelps Dodge Corp. (c)	1,234,335
13,300		United States Steel Corp. (c)	563,255
			4,670,403
		Multiline Retail - 2.4%
38,600		Federated Department Stores (c)	2,581,182
32,700		JC Penney Co Inc Holding Co. (c)	1,550,634
1		Sears Holdings Corp. (a)	124
			4,131,940
		Multi-Utilities & Unregulated Power - 2.3%
211,900		CMS Energy Corp. (a)(c)	3,485,755
10,800		Energen Corp. (c)	467,208
			3,952,963
		Oil & Gas - 4.7%
11,600		Amerada Hess Corp. (c)	1,595,000
28,600		EOG Resources, Inc. (c)	2,142,140
11,700		Overseas Shipholding Group	682,461
15,300		Pogo Producing Co. (c)	901,782
19,800		Sunoco, Inc.	1,548,360
20,500		Tesoro Petroleum Corp. (c)	1,378,420
			8,248,163
		Paper & Forest Products - 0.4%
27,500		Louisiana-Pacific Corp. (c)	761,475
		Pharmaceuticals - 1.2%
11,600		Allergan, Inc. (c)	1,062,792
9,700		Barr Pharmaceuticals, Inc. (a)	532,724
33,500		King Pharmaceuticals, Inc. (a)	515,230
			2,110,746
		Real Estate Investment Trusts - 5.9%
21,900		AvalonBay Communities, Inc. (c)	1,876,830
41,000		CBL & Associates Properties, Inc. (c)	1,680,590
163,400		HRPT Properties Trust (c)	2,027,794
61,600		Kimco Realty Corp. (c)	1,935,472
20,800		Regency Centers Corp. (c)	1,194,960
71,300		Trizec Properties, Inc. (c)	1,644,178
			10,359,824
		Road & Rail - 0.6%
20,900		CSX Corp. (c)	971,432
		Semiconductor & Semiconductor Equipment - 4.6%
55,400		Advanced Micro Devices, Inc. (a)	1,396,080
92,900		Freescale Semiconductor, Inc. (a)	2,190,582
42,600		Intersil Corp. (c)	927,828
70,100		MEMC Electronic Materials, Inc. (a)	1,597,579
72,500		National Semiconductor Corp. (c)	1,906,750
			8,018,819
		Software - 2.4%
27,300		Autodesk, Inc.	1,267,812
111,000		Compuware Corp. (a)	1,054,500
15,200		Fair Isaac Corp. (c)	680,960
50,900		Sybase, Inc. (a)(c)	1,192,078
			4,195,350
		Specialty Retail - 2.5%
24,600		Abercrombie & Fitch Co. - Class A	1,226,310
60,100		American Eagle Outfitters	1,414,153
27,700		Men's Wearhouse, Inc. (a)(c)	739,590
27,300		Michaels Stores, Inc. (c)	902,538
			4,282,591
		Textiles, Apparel & Luxury Goods - 0.9%
28,700		Coach, Inc. (a)	900,032
13,000		VF Corp.	753,610
			1,653,642
		Thrifts & Mortgage Finance - 2.3%
22,600		Downey Financial Corp.	1,376,340
37,600		IndyMac Bancorp, Inc. (c)	1,488,208
21,100		Radian Group, Inc.	1,120,410
			3,984,958
		Tobacco - 0.4%
9,500		Reynolds American, Inc. (c)	788,690
		Wireless Telecommunication Services - 0.6%
45,900		Nextel Partners, Inc. (a)(c)	1,152,090
		Total common stocks (cost $142,933,061)	174,305,716

		INVESTMENTS PURCHASED WITH CASH
		PROCEEDS FROM SECURITIES LENDING - 30.0%
$ 1,867,198		Bear Stearns Asset Backed Securities, 3.950%, 10/25/2005	1,867,198
2,000,000		Capital Auto Receivables Asset Trust, 3.828%, 10/17/2005	2,001,126
884,579		First Franklin Mortgage, 3.930%, 10/25/2005 (b)	884,615
1,257,080		Granite Master Issuer PLC, 3.836%, 10/20/2005 (b)	1,257,080
767,155		Morgan Stanley ABS Capital, 3.920%, 10/25/2005 (b)	766,718
1,700,000		Permanent Financing PLC, 3.924%, 12/12/2005 (b)	1,700,315
764,695		Structured Asset Investment Loan Trust, 3.920%, 10/25/2005 (b)	765,717
963,740		Structured Asset Investment Loan Trust, 3.950%, 10/25/2005 (b)	963,664
2,000,000		Superior Wholesale Inventory Financing Trust, 3.868%, 10/17/2005	2,001,466
1,000,000		Textron Financial Floorplan Master Note, 3.860%, 10/13/2005	967,180
2,000,000		Royal Bank of Scotland PLC, 3.680%, 10/21/2005	1,999,320
2,000,000		Santander US, 3.980%, 12/19/05	2,006,549
2,000,000		World Savings Bank FSB, 3.940%, 12/20/2005	2,000,380
6,826,000		Bank of New York Institutional Cash Reserve Fund	6,827,422
2,000,000		Credit Suisse First Boston, 3.780%, 11/21/2005	2,000,108
2,000,000		Suntrust Bank, 3.730%, 11/14/2005	1,999,580
2,000,000		AIG Sunamerica Global Finance XXV Note, 3.914%, 12/12/2005	2,001,560
250,000		AIG Sunamerica Global Finance XXXI Note, 3.823%, 11/23/2005	249,975
1,000,000		Beta Finance Inc., 4.035%, 10/03/2005	1,000,130
1,000,000		Beta Finance Inc., 4.038%, 10/03/2005	999,870
1,000,000		Berkshire Hathaway Finance, 3.600%, 10/11/2005	1,000,520
1,000,000		Berkshire Hathaway Finance, 3.850%, 11/16/2005	999,820
1,000,000		CC USA Inc., 3.778%, 10/17/2005	999,980
1,500,000		Dorada Finance Inc., 4.035%, 10/03/2005	1,500,060
500,000		General Electric Capital Corp., 3.984%, 12/22/2005	500,605
1,800,000		General Electric Capital Corp., 3.589%, 10/03/2005	1,801,854
2,000,000		K2 USA LLC, 3.650%, 10/25/2005	1,999,880
1,000,000		Links Finance LLC, 4.040%, 10/03/2005	1,000,070
2,000,000		Merrill Lynch, 3.920%, 11/22/2005	1,998,840
2,000,000		Protective Life Secured Trust, 3.660%, 10/14/2005	2,001,760
1,000,000		Sigma Finanace Inc., 3.620%, 10/20/2005	999,840
1,000,000		Sigma Finanace Inc., 3.768%, 10/17/2005	999,870
1,000,000		TIAA Global Markets, 3.720%, 10/13/2005	1,000,376
1,000,000		White Pine Finance LLC, 3.796%, 10/20/2005	1,000,140
	Pooled Investments -
235,098		Bank of New York, collateralized by various United States Government and Agency Issues,
		2.375% to 9.875%, 01/15/2008 to 01/15/2025	235,098
		Total investments purchased with cash proceeds
		from securities lending (cost $52,298,686)	52,298,686

		SHORT TERM INVESTMENTS - 0.1%
209,000		AIM Liquid Asset Portfolio, 3.440%	209,000
		Total short term investments (cost $209,000)	209,000

		Total investments (cost $195,440,747) - 130.0%	226,813,402

		Liabilities in excess of other assets - (30.0)%	(52,379,180)

		Total net assets - 100.0%	$174,434,222

	(a)	Non-income producing securities
	(b)	STEP - Bonds where the coupon increases or steps up at a predetermined rate.
	(c)	Securities (partial/entire) out on loan.

40|86 Series Trust
Balanced Portfolio
Schedule of Investments
September 30, 2005
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT			VALUE
		COMMON STOCKS - 71.5%
		Aerospace & Defense - 2.4%
2,100		General Dynamics Corp. (e)	$251,055
14,200		Honeywell International, Inc.	532,500
4,900		Northrop Grumman Corp.	266,315
			1,049,870
		Air Freight & Logistics - 0.3%
2,500		CNF, Inc. (e)	131,250
		Auto Components - 0.2%
4,900		The Goodyear Tire & Rubber Co. (a)(e)	76,391
		Automobiles - 0.7%
6,300		Ford Motor Co. (e)	62,118
4,900		Harley-Davidson, Inc. (e)	237,356
			299,474
		Beverages - 0.9%
800		Molson Coors Brewing Co. (e)	51,208
6,060		PepsiCo, Inc.	343,663
			394,871
		Biotechnology - 1.5%
4,200		Amgen, Inc. (a)	334,614
1,900		Charles River Laboratories International, Inc. (a)(e)	82,878
4,700		Gilead Sciences, Inc. (a)	229,172
			646,664
		Capital Markets - 1.8%
3,800		The Bear Stearns Companies Inc.	417,050
6,300		Merrill Lynch & Co, Inc.	386,505
			803,555
		Chemicals - 1.1%
1,300		FMC Corp. (a)	74,386
5,300		PPG Industries, Inc.	313,707
1,800		Sigma-Aldrich Corp. (e)	115,308
			503,401
		Commercial Banks - 4.9%
22,500		Bank of America Corp. (e)	947,250
4,300		Comerica, Inc. (e)	253,270
6,000		KeyCorp (e)	193,500
13,600		Wachovia Corp. (e)	647,224
1,500		Zions Bancorporation	106,815
			2,148,059
		Commercial Services & Supplies - 0.7%
2,600		Copart, Inc. (a)	62,062
3,000		Equifax, Inc.	104,820
1,700		Robert Half International, Inc. (e)	60,503
1,500		West Corp. (a)	56,085
			283,470
		Communications Equipment - 2.0%
22,570		Cisco Systems, Inc. (a)	404,680
3,300		Harris Corp. (e)	137,940
12,000		Motorola, Inc.	265,080
1,300		Scientific-Atlanta, Inc.	48,763
			856,463
		Communications Services - 1.5%
26,772		Sprint Nextel Corp. (e)	636,638
		Computers & Peripherals - 2.7%
6,000		Apple Computer, Inc. (a)	321,660
14,388		Hewlett-Packard Co.	420,130
4,400		International Business Machines Corp.	352,968
6,200		Western Digital Corp. (a)(e)	80,166
			1,174,924
		Diversified Financial Services - 4.3%
10,400		CIT Group, Inc.	469,872
6,332		Citigroup, Inc.	288,233
8,840		J.P. Morgan Chase & Co.	299,941
7,300		Moody's Corp.	372,884
4,500		Principal Financial Group, Inc. (e)	213,165
12,600		Providian Financial Corp. (a)(e)	222,768
			1,866,863
		Diversified Telecommunication Services - 0.6%
7,300		CenturyTel, Inc. (e)	255,354
		Electric Utilities - 2.7%
16,400		PG&E Corp. (e)	643,700
4,600		TXU Corp. (e)	519,248
			1,162,948
		Electrical Equipment - 0.4%
3,600		Rockwell Automation, Inc.	190,440
		Electronic Equipment & Instruments - 0.4%
1,100		CDW Corp. (e)	64,812
5,500		Ingram Micro, Inc. (a)	101,970
			166,782
		Energy Equipment & Services - 0.6%
7,200		Patterson-UTI Energy, Inc.	259,776
		Food & Staples Retailing - 0.6%
4,200		CVS Corp. (e)	121,842
4,800		Supervalu, Inc.	149,376
			271,218
		Food Products - 1.2%
9,600		Archer-Daniels-Midland Co. (e)	236,736
3,500		Hershey Foods Corp.	197,085
3,100		Pilgrim's Pride Corp.	112,840
			546,661
		Gas Utilities - 0.6%
3,200		Questar Corp.	281,984
		General Contractors - 0.8%
170		NVR, Inc. (a)(e)	150,441
4,800		Toll Brothers, Inc. (a)(e)	214,416
			364,857
		Health Care Equipment & Supplies - 1.2%
1,400		Bausch & Lomb, Inc.	112,952
3,400		Becton, Dickinson & Co.	178,262
3,600		C.R. Bard, Inc.	237,708
			528,922
		Health Care Providers & Services - 2.5%
2,000		AmerisourceBergen Corp. (e)	154,600
1,000		Cigna Corp.	117,860
3,250		Coventry Health Care, Inc. (a)	279,565
4,800		Humana, Inc. (a)	229,824
1		Medco Health Solutions, Inc. (a)	55
2,100		Triad Hospitals, Inc. (a)	95,067
2,700		Wellpoint, Inc. (a)	204,714
			1,081,685
		Hotels Restaurants & Leisure - 0.7%
6,200		Darden Restaurants, Inc.	188,294
2,700		Starbucks Corp. (a)	135,270
			323,564
		Household Durables - 0.4%
2,300		Fortune Brands, Inc. (e)	187,059
		Household Products - 0.1%
1,100		Energizer Holdings, Inc. (a)	62,370
		Industrial Conglomerates - 1.1%
6,500		Textron, Inc.	466,180
		Insurance - 2.9%
8,200		The Allstate Corp.	453,378
6,000		Genworth Financial, Inc.	193,440
4,800		Metlife, Inc. (e)	239,184
3,700		Prudential Financial, Inc.	249,972
2,100		Safeco Corp. (e)	112,098
			1,248,072
		IT Services - 0.7%
1,500		CheckFree Corp. (a)(e)	56,730
5,200		Cognizant Technology Solutions Corp. (a)	242,268
			298,998
		Machinery - 0.8%
4,300		Graco, Inc. (e)	147,404
2,800		Paccar, Inc.	190,092
			337,496
		Media - 3.0%
2,300		Harte-Hanks, Inc.	60,789
5,050		The McGraw-Hill Companies, Inc. (e)	242,602
28,330		Time Warner, Inc.	513,056
3,800		Viacom, Inc. - Class B	125,438
13,900		The Walt Disney Co.	335,407
			1,277,292
		Metals & Mining - 0.4%
3,300		Nucor Corp. (e)	194,667
		Multiline Retail - 1.6%
5,100		Federated Department Stores (e)	341,037
5,500		J.C. Penney Co Inc Holding Co.	260,810
2,700		Nordstrom, Inc.	92,664
			694,511
		Oil & Gas - 5.8%
6,100		ConocoPhillips	426,451
3,200		Devon Energy Corp.	219,648
16,740		Exxon Mobil Corp.	1,063,660
4,900		Marathon Oil Corp.	337,757
4,200		Valero Energy Corp.	474,852
			2,522,368
		Paper & Forest Products - 0.7%
11,000		Louisiana-Pacific Corp. (e)	304,590
		Personal Products - 1.3%
9,400		The Gillette Co.	547,080
		Pharmaceuticals - 4.6%
14,480		Johnson & Johnson	916,294
6,200		Merck & Co., Inc. (e)	168,702
29,440		Pfizer, Inc.	735,117
3,700		Wyeth	171,199
			1,991,312
		Real Estate Investment Trusts - 1.3%
1,800		AvalonBay Communities, Inc. (e)	154,260
3,200		CBL & Associates Properties, Inc. (e)	131,168
4,300		Kimco Realty Corp. (e)	135,106
2,400		Regency Centers Corp. (e)	137,880
			558,414
		Road & Rail - 0.7%
6,700		CSX Corp.	311,416
		Semiconductor & Semiconductor Equipment - 2.3%
28,980		Intel Corp.	714,357
8,500		MEMC Electronic Materials, Inc. (a)	193,715
3,700		National Semiconductor Corp. (e)	97,310
			1,005,382
		Software - 3.0%
12,200		Adobe Systems, Inc. (e)	364,170
7,200		Compuware Corp. (a)	68,400
22,040		Microsoft Corp.	567,089
26,500		Oracle Corp. (a)	328,335
			1,327,994
		Specialty Retail - 1.5%
1,500		Abercrombie & Fitch Co. - Class A	74,775
6,100		American Eagle Outfitters	143,533
11,990		Home Depot, Inc.	457,299
			675,607
		Textiles, Apparel & Luxury Goods - 0.3%
3,600		Coach, Inc. (a)	112,896
		Thrifts & Mortgage Finance - 0.1%
1,600		IndyMac Bancorp, Inc. (e)	63,328
		Tobacco - 1.2%
5,810		Altria Group, Inc. (e)	428,255
1,300		Reynolds American, Inc. (e)	107,926
			536,181
		Trading Companies & Distributors - 0.4%
2,500		W.W. Grainger, Inc.	157,300

		Total common stocks (cost $26,855,860)	31,186,597

		PREFERRED STOCKS - 0.6%
		Communications Services - 0.5%
145		Centaur Funding Corp., 9.080%, 04/21/2020, (b) Cost - $171,062; Acquired 07/22/2003 (c)	189,497
		Men's And Boy's Clothing And Furnishings - 0.1%
1,883		Tommy Hilfiger USA, 9.000%, 12/01/2031	48,299
		Total preferred stocks (cost $219,050)	237,796

		U.S. TREASURY OBLIGATIONS - 3.1%
$ 35,811		1.625%, 01/15/2015	35,397
50,000		3.875%, 05/15/2010 (e)	49,291
1,105,000		4.250%, 08/15/2015 (e)	1,098,439
150,000		5.375%, 02/15/2031 (e)	168,094
		Total U.S. treasury obligations (cost $1,368,894)	1,351,221

		FOREIGN GOVERNMENT NOTE/BONDS - 0.9%
155,000		Export-Import Bank Of Korea, 4.500%, 08/12/2009 (c)	153,191
205,000		United Mexican States, 9.875%, 02/01/2010 (c) (e)	244,360
		Total foreign government bonds (cost $404,957)	397,551

		CORPORATE BONDS - 16.1%
		Aircraft - 0.3%
150,000		Boeing Capital Corp., 4.750%, 08/25/2008	150,510
		Beverages - 0.2%
70,000		Miller Brewing Co., 5.500%, 08/15/2013 (b) Cost - $72,011; Acquired 07/13/2005	71,796

		Chemicals - 0.8%
50,000		Lubrizol Corp., 5.500%, 10/01/2014 (e)	50,264
80,000		Lyondell Chemical Co., 9.625%, 05/01/2007	84,400
190,000		Terra Capital, Inc., 12.875%, 10/15/2008	225,150
			359,814
		Commercial Services & Supplies - 0.5%
125,000		Cendant Corp., 7.375%, 01/15/2013	136,851
80,000		Corrections Corp of America, 6.250%, 03/15/2013	79,600
			216,451
		Communications Services - 2.1%
180,000		British Telecommunications PLC, 7.875%, 12/15/2005 (c)	181,232
155,000		Charter Communications, Inc., 8.000%, 04/30/2012 (b) Cost - $155,166; Acquired 04/21/2004	156,937
61,000		DirecTV Holdings LLC, 8.375%, 03/15/2013	66,871
100,000		EchoStar DBS Corporation, 6.625%, 10/01/2014	99,500
65,000		Intelsat Bermuda Ltd., 8.625%, 01/15/2015 (b) Cost - $65,000; Acquired 01/25/2005 (c) (e)	66,625
125,000		News America, Inc., 6.200%, 12/15/2034	125,610
25,000		Sprint Capital Corp., 8.375%, 03/15/2012	29,458
65,000		Sprint Capital Corp., 8.750%, 03/15/2032 (e)	87,427
84,000		TELUS Corp., 8.000%, 06/01/2011 (c)	96,211
			909,871
		Containers & Packaging - 0.7%
275,000		Owens-Brockway, 8.875%, 02/15/2009	290,125
		Diversified Financial Services - 0.4%
200,000		Household Finance Corp., 4.125%, 11/16/2009	194,953
		Electric Utilities - 0.5%
195,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	203,577
		Electronic Equipment & Instruments - 0.8%
35,000		Jabil Circuit, Inc., 5.875%, 07/15/2010	35,888
70,000		Nortel Networks Ltd., 6.125%, 02/15/2006	70,350
100,000		Tyco International Group S.A., 6.000%, 11/15/2013 (c)(e)	105,809
135,000		Tyco International Group S.A., 6.875%, 01/15/2029 (c)(e)	155,387
			367,434
		Equipment Rental And Leasing - 0.2%
105,000		International Lease Finance Corp., 4.000%, 01/17/2006	104,907
		Farm Machinery And Equipment - 0.1%
55,000		Case Corp., 7.250%, 01/15/2016	53,075
		General Contractors - 1.2%
55,000		Blount, Inc., 8.875%, 08/01/2012 (e)	58,850
175,000		KB Home, 5.750%, 02/01/2014 (e)	166,683
240,000		NVR, Inc., 5.000%, 06/15/2010	235,803
50,000		William Lyon Homes, Inc., 7.625%, 12/15/2012	47,625
			508,961
		Health Care Equipment & Supplies - 0.8%
105,000		Guidant Corp., 6.150%, 02/15/2006	105,692
270,000		Hillenbrand Industries, Inc., 4.500%, 06/15/2009	266,007
			371,699
		Health Care Providers & Services - 0.1%
55,000		Davita, Inc., 6.625%, 03/15/2013 (e)	55,963
		Hotels Restaurants & Leisure - 1.0%
75,000		Carnival Corp., 6.150%, 04/15/2008 (c)	77,562
155,000		Hyatt Equities LLC, 6.875%, 06/15/2007 (b) Cost - $154,860; Acquired 06/12/2002	158,073
150,000		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/2012	164,250
40,000		Wynn Las Vegas LLC, 6.625%, 12/01/2014 (e)	38,450
			438,335
		Insurance - 0.5%
225,000		RenaissanceRe Holdings Ltd., 7.000%, 07/15/2008 (c)	235,006
		Liquefied Petroleum Gas Dealers - 0.2%
70,775		Ras Laffan Liquefied Natural Gas Co Ltd., 3.437%, 09/15/2009 (b) Cost - $69,827; Acquired 07/02/2004 (c)	68,510
		Media - 0.2%
40,000		British Sky Broadcasting PLC, 8.200%, 07/15/2009 (c)	44,426
35,000		Tribune Company, 4.875%, 08/15/2010	34,893
			79,319
		Metals & Mining - 0.2%
65,000		Corporacion Nacional Del Cobre, 5.625%, 09/21/2035 (b) Cost - $63,809; Acquired 09/16/2005 (c)	64,588
		Multiline Retail - 0.2%
75,000		JC Penney Co Inc Holding Co., 8.000%, 03/01/2010	82,313
		National Commercial Banks - 0.1%
40,000		Union Planters Bank NA, 6.500%, 03/15/2018	41,593
		Natural Gas Transmission - 0.3%
110,000		Southern Natural Gas Co., 8.875%, 03/15/2010	119,450
		Non-depository Credit Institutions - 0.2%
80,000		Amer Genl Fin, 4.875%, 07/15/2012	78,990
		Non-profit Organizations - 0.9%
380,000		Providence Health System, 4.540%, 10/01/2008	377,800
		Oil & Gas - 0.2%
100,000		Chesapeake Energy, 6.250%, 01/15/2018	98,500
		Paper & Forest Products - 0.2%
50,000		Ainsworth Lumber Co Ltd., 6.750%, 03/15/2014 (c)	45,250
50,000		Boise Cascade LLC, 7.125%, 10/15/2014	47,625
			92,875
		Radiotelephone Communications - 0.2%
60,000		Rogers Wireless, Inc., 7.500%, 03/15/2015 (b) Cost - $64,073; Acquired 01/28/2005 (c)	64,950
		Real Estate Investment Trusts - 1.5%
80,000		Health Care REIT, Inc., 7.500%, 08/15/2007	83,278
215,000		Hospitality Properties Trust, 6.750%, 02/15/2013	230,628
40,000		iStar Financial, Inc., 5.150%, 03/01/2012	39,123
55,000		iStar Financial, Inc., 8.750%, 08/15/2008	60,272
35,000		New Plan Excel Realty Trust, Inc., 5.125%, 09/15/2012	34,549
200,000		Senior Housing Properties Trust, 8.625%, 01/15/2012	223,500
			671,350
		Special Purpose Entity - 0.2%
68,875		PLC Trust, 2.709%, 03/31/2006 (b) Cost - $68,875; Acquired 12/12/2003	68,690
		Steel Foundries - 0.2%
65,000		International Steel Group, Inc., 6.500%, 04/15/2014	64,675
		Wireless Telecommunication Services - 1.1%
155,000		Cingular Wireless Services, Inc., 8.750%, 03/01/2031	209,850
270,000		Nextel Communications, 6.875%, 10/31/2013	286,846
			496,696

		Total corporate bonds (cost $6,454,723)	7,002,776

		MUNICIPAL BONDS - 2.6%
165,000		California County Tobacco Securitization Agency, 7.500%, 06/01/2019	168,483
260,000		California Housing Financing Agency, 3.860%, 08/01/2036 (g)	260,000
156,204		Louisiana Tobacco Settlement Financing Corp., 6.360%, 05/15/2025	157,761
150,000		Rhode Island Tobacco Settlement Financing Corp., 5.920%, 06/01/2012	149,215
270,000		San Jose California Financing Authority, 3.860%, 03/01/2029 (g)	270,000
135,870		South Dakota Educational Enhancement Funding Corp., 6.720%, 06/01/2025	134,523
		Total municipal bonds (cost $1,519,049)	1,139,982

		MORTGAGE BACKED SECURITIES - 0.1%
62,999		First Union National Bank Commercial Mortgage, Series #1999-C4, 7.184%, 12/15/2031	64,529
		Total mortgage backed securities (cost $63,256)	64,529

		INVESTMENTS PURCHASED WITH CASH
		PROCEEDS FROM SECURITIES LENDING - 26.3%
200,000		AIG Sunamerica Global Finance XXV Note, 3.914%, 12/12/2005	200,156
250,000		AIG Sunamerica Global Finance XXXI Note, 3.823%, 11/23/2005	249,975
3,279,000		Bank of New York Institutional Cash Reserve Fund	3,279,683
500,000		Berkshire Hathaway Finance, 3.850%, 11/16/2005	499,910
500,000		Beta Finance Inc., 4.038%, 10/03/2005	499,935
500,000		Capital Auto Receivables Asset Trust, 3.828%, 10/17/2005	500,282
500,000		Credit Suisse First Boston, 3.780%, 11/21/2005	500,027
442,290		First Franklin Mortgage, 3.930%, 10/25/2005 (f)	442,307
300,000		General Electric Capital Corp., 3.589%, 10/03/2005	300,309
200,000		General Electric Capital Corp., 3.860%, 11/29/2005	200,118
419,027		Granite Master Issuer PLC, 3.836%, 10/20/2005 (f)	419,027
400,000		K2 USA LLC, 3.650%, 10/25/2005	399,976
250,000		Links Finance LLC, 4.040%, 10/03/2005	250,018
383,577		Morgan Stanley ABS Capital, 3.920%, 10/25/2005 (f)	383,359
400,000		Permanent Financing PLC, 3.924%, 12/12/2005 (f)	400,074
500,000		Royal Bank of Scotland PLC, 3.680%, 10/21/2005	499,830
400,000		Sigma Finanace Inc., 3.768%, 10/17/2005	399,948
152,939		Structured Asset Investment Loan Trust, 3.920%, 10/25/2005 (f)	153,143
500,000		Suntrust Bank, 3.730%, 11/14/2005	499,895
500,000		Superior Wholesale Inventory Financing Trust, 3.868%, 10/17/2005	500,367
500,000		Textron Financial Floorplan Master Note, 3.860%, 10/13/2005	483,590
400,000		World Savings Bank FSB, 3.940%, 12/20/2005	400,076
		Total investments purchased with cash proceeds
		from securities lending (cost $11,462,004)	11,462,004

		SHORT TERM INVESTMENTS - 5.0%
1,958,000		AIM Liquid Asset Portfolio, 3.440%	1,958,000
198,000		Nations Cash Reserve Capital, 3.370%	198,000
		Total short term investments (cost $2,156,000)	2,156,000

		Total investments (cost $50,503,793) - 126.2%	54,998,456

		Liabilities in excess of other assets - (26.2)%	(11,406,819)

		Total net assets - 100.00%	$43,591,637

	(a)	Non-income producing
	(b)	Restricted under Rule 144A of Securities Act of 1933.
	(c)	Foreign security or a U.S. security of a foreign company.
	(d)	Zero Coupon - Bonds that make no interest payments.
	(e)	Securities (partial/entire) out on loan
	(f)	STEP - Bonds where the coupon increases or steps up at a predetermined rate.
	(g)	Variable Coupon Rate - The rate reported is the rate in effect as of September 30, 2005

40|86 Series Trust
High Yield Portfolio
Schedule of Investments
September 30, 2005
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT			VALUE
		COMMON STOCKS - 0.2%
		Chemicals - 0.2%
842		Huntsman Corp. (a)	$16,461
		Total common stocks (cost $5,972)	16,461

		PREFERRED STOCKS - 0.5%
		Men's And Boy's Clothing And Furnishings - 0.5%
1,301		Tommy Hilfiger USA, 9.000%, 12/01/2031	33,371
		Total preferred stocks (cost $33,078)	33,371

		CORPORATE BONDS - 92.0%
		Aerospace & Defense - 1.5%
$ 70,000		DRS Technologies, Inc., 6.875%, 11/01/2013	67,900
45,000		Hexcel Corp., 6.750%, 02/01/2015	44,775
			112,675
		Aluminum Foundries - 1.1%
85,000		Novelis, Inc., 7.250%, 02/15/2015 (b) Cost - $85,150; Acquired 01/28/2005 & 06/02/2005 (d)	80,750

		Canned Fruits, Vegetables, Preserves, Jams, And Jellies - 1.4%
100,000		Del Monte Corp., 6.750%, 02/15/2015 (b) Cost - $99,892; Acquired 05/24/2005	101,000

		Chemicals - 2.4%
80,000		Huntsman LLC, 7.375%, 01/01/2015 (b) Cost - $80,000; Acquired 12/03/2004	77,000
45,000		Nalco Co., 8.875%, 11/15/2013	46,406
53,000		Rockwood Specialties Group, Inc., 10.625%, 05/15/2011	58,035
			181,441
		Commercial Services & Supplies - 3.6%
100,000		Adesa, Inc., 7.625%, 06/15/2012	100,500
80,000		Corrections Corp of America, 6.250%, 03/15/2013	79,600
90,000		R.H. Donnelley Corp., 6.875%, 01/15/2013	85,725
			265,825
		Communications Services - 7.5%
105,000		Charter Communications, 8.375%, 04/30/2014 (b) Cost - $106,575; Acquired 11/05/2004	106,050
100,000		Cincinnati Bell, Inc., 8.375%, 01/15/2014	99,000
105,000		Innova S de RL, 9.375%, 09/19/2013 (d)	119,700
110,000		Qwest Communications International, Inc., 7.250%, 02/15/2011	107,662
45,000		Superior Essex Communications, 9.000%, 04/15/2012	45,675
75,000		Warner Music Group, 7.375%, 04/15/2014	75,563
			553,650
		Construction Materials - 1.6%
120,000		US Concrete, Inc., 8.375%, 04/01/2014	121,200

		Containers & Packaging - 1.4%
100,000		Owens-Brockway, 8.250%, 05/15/2013	104,500

		Diversified Financial Services - 0.6%
50,000		General Motors Acceptance Corp., 7.750%, 01/19/2010	48,509

		Electric Services - 2.4%
70,961		Midwest Generation LLC, 8.560%, 01/02/2016	78,101
100,000		Texas Genco LLC, 6.875%, 12/15/2014 (b) Cost - $100,000; Acquired 12/08/2004	102,250
			180,351
		Electric Utilities - 0.6%
50,000		TXU Corp., 5.550%, 11/15/2014	47,716

		Electronic Equipment & Instruments - 3.8%
75,000		Celestica, Inc., 7.875%, 07/01/2011 (d)	76,875
105,000		Flextronics International Ltd., 6.250%, 11/15/2014 (d)	105,000
100,000		L-3 Communications Corp., 6.375%, 10/15/2015 (b) Cost - $99,091; Acquired 07/27/2005	101,250
			283,125
		General Contractors - 3.5%
100,000		Beazer Homes USA, Inc.. 6.875%, 07/15/2015 (b) Cost - $99,106; Acquired 06/01/2005	97,500
60,000		Blount, Inc., 8.875%, 08/01/2012	64,200
100,000		William Lyon Homes, Inc., 7.625%, 12/15/2012	95,250
			256,950
		Health Care Equipment & Supplies - 1.5%
105,000		Universal Hospital Services, Inc., 10.125%, 11/01/2011	108,150

		Health Care Providers & Services - 4.4%
125,000		Alderwoods Group, Inc., 7.750%, 09/15/2012	131,875
110,000		Davita, Inc., 7.250%, 03/15/2015	112,062
85,000		Healthsouth Corp., 10.750%, 10/01/2008	83,513
			327,450
		Hotels Restaurants & Leisure - 9.1%
90,000		Host Marriott LP, 6.375%, 03/15/2015	87,750
30,000		Host Marriott LP, 7.125%, 11/01/2013	30,787
95,000		Las Vegas Sands Corp., 6.375%, 02/15/2015	92,150
100,000		MGM Mirage, Inc., 6.625%, 07/15/2015 (b) Cost - $101,371; Acquired 08/25/2005	99,375
80,000		Pinnacle Entertainment, Inc., 8.250%, 03/15/2012	80,400
85,000		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/2012	93,075
95,000		Vail Resorts, Inc., 6.750%, 02/15/2014	95,238
100,000		Wynn Las Vegas LLC, 6.625%, 12/01/2014	96,125
			674,900
		Household Products - 1.3%
95,000		Church & Dwight, Inc., 6.000%, 12/15/2012	93,100

		Leisure Equipment & Products - 0.8%
60,000		K2, Inc., 7.375%, 07/01/2014	60,300

		Machinery - 2.5%
130,000		Case Corp., 7.250%, 01/15/2016	125,450
60,000		Terex Corp., 7.375%, 01/15/2014	60,900
			186,350
		Media - 5.0%
60,000		Cablevision Systems Corp., 8.000%, 04/15/2012	58,500
105,000		EchoStar DBS Corporation, 6.625%, 10/01/2014	104,475
67,000		PanAmSat Corp., 9.000%, 08/15/2014	71,020
85,000		Sinclair Broadcast Group, Inc., 8.000%, 03/15/2012	87,444
45,000		Sun Media Corp., 7.625%, 02/15/2013 (d)	47,306
			368,745
		Miscellaneous Fabricated Products - 0.8%
55,000		Fastentech, Inc., 11.500%, 05/01/2011	57,269

		Motor Vehicle Supplies And New Parts - 2.9%
60,000		Navistar International, 7.500%, 06/15/2011	60,900
45,000		Tenneco Automotive, Inc., 8.625%, 11/15/2014	45,563
45,000		TRW Automotive Acquisition, 9.375%, 02/15/2013	49,050
60,000		United Components, Inc., 9.375%, 06/15/2013	60,000
			215,513
		Oil & Gas - 8.4%
110,000		Chesapeake Energy, 6.250%, 01/15/2018	108,350
40,000		Dynegy Holdings, Inc., 10.125%, 07/15/2013 (b) Cost - $39,726; Acquired 08/01/2003	44,800
115,000		El Paso Production Holding Co., 7.750%, 06/01/2013	120,750
110,000		Houston Exploration Co., 7.000%, 06/15/2013	112,750
100,000		Pacific Energy Partners LP, 7.125%, 06/15/2014	104,250
125,000		Transmontaigne, Inc., 9.125%, 06/01/2010	131,875
			622,775
		Paper & Forest Products - 4.0%
75,000		Cenveo Corp., 9.625%, 03/15/2012	80,812
75,000		Georgia-Pacific Corp., 7.375%, 12/01/2025	78,375
55,000		Graphic Packaging International Corp., 9.500%, 08/15/2013	51,975
90,000		Neenah Paper, Inc., 7.375%, 11/15/2014	87,075
			298,237
		Personal Products - 2.8%
65,000		Del Laboratories, Inc., 8.000%, 02/01/2012	53,787
100,000		Elizabeth Arden, Inc., 7.750%, 01/15/2014	102,250
50,000		NBTY, Inc., 7.125%, 10/01/2015 (b) Cost - $49,558; Acquired 09/16/2005	49,250
			205,287
		Pharmaceuticals - 0.7%
50,000		Mylan Labs, Inc., 6.375%, 08/15/2015 (b) Cost - $50,000; Acquired 07/14/2005	50,313

		Plastics Products - 2.2%
125,000		Graham Packaging Co., 8.500%, 10/15/2012	125,000
45,000		Park-Ohio Industries, 8.375%, 11/15/2014	39,263
			164,263
		Radiotelephone Communications - 3.9%
32,000		Alamosa Delaware, Inc., 11.000%, 07/31/2010	36,240
25,000		Intelsat Bermuda Ltd., 8.625%, 01/15/2015 (b) Cost - $25,000; Acquired 01/25/2005 (d)	25,625
45,000		Intelsat Bermuda Ltd., 8.695%, 01/15/2012 (b) Cost - $45,000; Acquired 01/25/2005 (c) (d)	46,012
25,000		New Skies Satellites NV, 9.125%, 11/01/2012 (d)	26,000
50,000		Rogers Wireless, Inc., 7.500%, 03/15/2015 (b) Cost - $50,000; Acquired 11/19/2004 (d)	54,125
40,000		Rogers Wireless, Inc., 9.625%, 05/01/2011 (d)	46,400
50,000		Rural Cellular Corp., 8.250%, 03/15/2012	52,750
			287,152
		Railroads, Line-haul Operating - 1.4%
100,000		TFM SA de CV, 9.375%, 05/01/2012 (b) Cost - $101,181; Acquired 04/13/2005 and 05/18/2005 (d)	108,500

		Real Estate Investment Trusts - 1.3%
85,000		Senior Housing Properties Trust, 8.625%, 01/15/2012	94,988

		Refuse Systems - 0.7%
50,000		Allied Waste North America, Inc., 7.250%, 03/15/2015 (b) Cost - $50,000; Acquired 03/03/2005	49,500

		Semiconductor & Semiconductor Equipment - 0.7%
50,000		Freescale Semiconductor, Inc., 7.125%, 07/15/2014	53,500

		Sporting And Athletic Goods - 1.7%
125,000		Riddell Bell Holdings, Inc., 8.375%, 10/01/2012	123,750

		Textiles, Apparel & Luxury Goods - 3.0%
100,000		Brown Shoe Inc., 8.750%, 05/01/2012	106,000
115,000		Russell Corp., 9.250%, 05/01/2010	116,725
			222,725
		Tobacco - 0.5%
40,000		Alliance One International, Inc., 11.000%, 05/15/2012 (b) Cost - $40,000; Acquired 05/10/2005	38,100

		Wireless Telecommunication Services - 1.0%
69,300		AirGate PCS, Inc., 9.375%, 09/01/2009 (b) Cost - $61,233; Acquired 02/13/2004	73,111
		Total corporate bonds (cost $6,958,574)	6,821,670

		MUNICIPAL BONDS - 0.8%
60,000		Academica Charter Schools, 8.100%, 08/15/2024 (b) Cost - $60,000; Acquired 08/18/2004	62,500
		Total municipal bonds (cost $60,000)	62,500

		Total investments (cost $7,057,624) - 93.5%	6,934,002

		Other assets in excess of liabilities - 6.5%	481,085

		Total net assets - 100.00%	$7,415,087

	(a)	Non-income producing security.
	(b)	Restricted under Rule 144A of the Securities Act of1933
	(c)	Variable Rate.
	(d)	Foreign Security or U.S. Security of a foreign company.

40|86 Series Trust
Fixed Income Portfolio
Schedule of Investments
September 30, 2005
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT			VALUE
		PREFERRED STOCKS - 0.9%
		Communications Services - 0.7%
130		Centaur Funding Corp., 9.080%, 04/21/2020 (a) Cost - $53,366; Acquired 07/22/2003 (b)	$169,894

		Men's And Boy's Clothing And Furnishings - 0.2%
1,651		Tommy Hilfiger USA, 9.000%, 12/01/2031	42,348
		Total preferred stocks (cost $195,442)	212,242

		ASSET BACKED SECURITIES - 0.7%
$ 172,741		Centex Home Equity, Series #2001-A A6, 6.250%, 04/25/2031	172,733
3,173		Equity One ABS, Inc., Series #2002-1 AF2, 5.523%, 08/25/2032 (e)	3,170
		Total asset backed securities (cost $177,588)	175,903

		CORPORATE BONDS - 54.5%
		Aircraft - 0.4%
95,000		Boeing Capital Corp., 4.750%, 08/25/2008	95,323

		Auto Components - 0.4%
100,000		Lear Corp., 8.110%, 05/15/2009	99,529

		Beverages - 0.6%
135,000		Miller Brewing Co., 5.500%, 08/15/2013 (a) Cost - $138,879; Acquired 07/13/2005	138,464

		Capital Markets - 0.3%
65,000		Lehman Brothers Holdings, Inc., 3.600%, 03/13/2009 (d)	62,595

		Chemicals - 1.1%
100,000		Lubrizol Corp., 5.500%, 10/01/2014 (d)	100,527
75,000		Lyondell Chemical Co., 9.625%, 05/01/2007	79,125
80,000		Terra Capital, Inc., 12.875%, 10/15/2008	94,800
			274,452
		Commercial Services & Supplies - 1.0%
75,000		Cendant Corp., 7.375%, 01/15/2013	82,110
170,000		Corrections Corp. of America, 6.250%, 03/15/2013	169,150
			251,260
		Communications Services - 8.0%
260,000		British Telecommunications PLC, 7.875%, 12/15/2005 (b)	261,779
100,000		Charter Communications Operating LLC, 8.000%, 04/30/2012 (a) Cost - $100,107; Acquired 04/21/2004	101,250
60,000		DirecTV Holdings LLC, 8.375%, 03/15/2013	65,775
100,000		EchoStar DBS Corporation, 6.625%, 10/01/2014	99,500
135,000		Intelsat Bermuda Ltd., 8.625%, 01/15/2015 (a) Cost - $135,000; Acquired; 01/25/2005 (b)(d)	138,375
110,000		News America Holdings, 7.700%, 10/30/2025	128,983
95,000		News America, Inc., 6.200%, 12/15/2034	95,464
50,000		Sprint Capital Corp., 8.375%, 03/15/2012	58,917
130,000		Sprint Capital Corp., 8.750%, 03/15/2032 (d)	174,853
75,000		Tele-Communications-TCI Group, 9.800%, 02/01/2012	92,352
445,000		TELUS Corp., 8.000%, 06/01/2011 (b)	509,687
180,000		Verizon Wireless Capital LLC, 5.375%, 12/15/2006	181,799
			1,908,734
		Computers & Peripherals - 0.3%
70,000		NCR Corp., 7.125%, 06/15/2009	74,274

		Containers & Packaging - 0.4%
100,000		Owens-Brockway, 8.875%, 02/15/2009	105,500

		Diversified Financial Services - 0.8%
185,000		HSBC Finance Corp., 4.125%, 11/16/2009	180,332

		Electric Services - 8.4%
200,000		AmerenEnergy Generating Co., 7.750%, 11/01/2005	200,554
135,000		Cilcorp Inc., 8.700%, 10/15/2009	152,654
145,000		Consolidated Edison, Inc., 3.625%, 08/01/2008	141,276
150,000		Detroit Edison Co., 5.050%, 10/01/2005	150,000
185,000		FirstEnergy Corp., 7.375%, 11/15/2031	217,664
225,000		Kansas City Power & Light Co., 7.125%, 12/15/2005	226,194
155,000		Nisource Finance Corp., 875%, 11/15/2010	174,450
130,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	135,718
330,000		PSI Energy, Inc., 6.650%, 06/15/2006	334,860
265,000		Southwestern Public Service Co., 5.125%, 11/01/2006	266,292
			1,999,662
		Electrical Equipment - 0.6%
150,000		Cooper Industries, Inc., 5.500%, 11/01/2009	153,697

		Electronic Equipment & Instruments - 0.9%
80,000		Jabil Circuit, Inc., 5.875%, 07/15/2010	82,030
50,000		Nortel Networks Ltd., 6.125%, 02/15/2006 (b)	50,250
75,000		Tyco International Group S.A., 6.875%, 01/15/2029 (b)	86,326
			218,606
		Equipment Rental And Leasing - 0.9%
205,000		International Lease Finance Corp., 4.000%, 01/17/2006	204,818

		Farm Machinery And Equipment - 0.4%
105,000		Case Corp., 7.250%, 01/15/2016	101,325

		Food Products - 0.6%
125,000		Corn Products International, Inc., 8.450%, 08/15/2009	139,507

		General Contractors - 2.7%
115,000		Blount, Inc., 8.875%, 08/01/2012 (d)	123,050
110,000		KB Home, 5.750%, 02/01/2014 (d)	104,772
155,000		NVR, Inc., 5.000%, 06/15/2010	152,290
175,000		Ryland Group, Inc., 5.375%, 06/01/2008	175,936
105,000		William Lyon Homes, Inc., 7.625%, 12/15/2012	100,012
			656,060
		Health Care Equipment & Supplies - 0.4%
95,000		Guidant Corp., 6.150%, 02/15/2006	95,626

		Health Care Providers & Services - 2.0%
100,000		Davita, Inc., 6.625%, 03/15/2013 (d)	101,750
185,000		Medco Health Solutions, Inc., 7.250%, 08/15/2013	204,195
165,000		Service Corp International, 7.700%, 04/15/2009	174,075
			480,020
		Hotels Restaurants & Leisure - 1.7%
80,000		Carnival Corp., 6.150%, 04/15/2008	82,733
135,000		Hyatt Equities LLC, 6.875%, 06/15/2007 (a) Cost - $134,878; Acquired 06/12/2002	137,676
100,000		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/2012	109,500
80,000		Wynn Las Vegas LLC, 6.625%, 12/01/2014 (d)	76,900
			406,809
		Insurance - 4.8%
30,000		Citizens Property Insurance Corp., 6.850%, 08/25/2007 (a) Cost - $30,458; Acquired 06/22/2001	31,038
220,000		Monumental Global Funding II, 4.625%, 03/15/2010 (a) Cost - $219,991; Acquired 03/09/2005	219,986
505,000		Protective Life US Funding Trust, 5.875%, 08/15/2006
		(b) Cost - $1,217,806; Acquired 08/06/2001 and 08/26/2001	510,240
325,000		RenaissanceRe Holdings Ltd., 7.000%, 07/15/2008 (b)	339,454
35,000		Transamerica Corp., 6.750%, 11/15/2006	35,436
			1,136,154
		Liquefied Petroleum Gas Dealers - 0.4%
108,025		Ras Laffan Liquefied Natural Gas Co. Ltd., 3.437%, 09/15/2009 (a) Cost - $108,025; Acquired 03/02/2004 (b)	104,567

		Loan Brokers - 0.6%
150,000		American General Finance, 4.875%, 07/15/2012	148,107

		Machinery - 0.4%
80,000		Kennametal, Inc., 7.200%, 06/15/2012	87,600

		Media - 3.1%
90,000		AOL Time Warner, Inc., 7.700%, 05/01/2032	106,884
75,000		British Sky Broadcasting PLC, 8.200%, 07/15/2009 (b)	83,299
90,000		Clear Channel Communications, Inc., 6.625%, 06/15/2008	93,054
185,000		Clear Channel Communications, Inc., 8.000%, 11/01/2008	199,338
175,000		Comcast Corp., 7.050%, 03/15/2033	195,391
70,000		Tribune Company, 4.875%, 08/15/2010	69,786
			747,752
		Metal Mining - 0.5%
125,000		Corporacion Nacional Del Cobre, 5.625%, 09/21/2035 (a) Cost - $122,710; Acquired 09/16/2005 (b)	124,208

		Miscellaneous Business Credit Institutions - 0.2%
50,000		Bunge Ltd. Finance Corp., 4.375%, 12/15/2008	49,317

		Multiline Retail - 0.3%
65,000		The May Department Stores Co., 6.875%, 11/01/2005	65,100

		National Commercial Banks - 1.4%
145,000		Huntington National Bank, 3.125%, 05/15/2008	139,599
185,000		Union Planters Bank NA, 6.500%, 03/15/2018	192,365
			331,964
		Natural Gas Transmission - 0.5%
100,000		Southern Natural Gas Co., 8.875%, 03/15/2010	108,591

		Oil & Gas - 0.8%
200,000		Chesapeake Energy, 6.250%, 01/15/2018 (d)	197,000

		Paper & Forest Products - 1.0%
160,000		Ainsworth Lumber, 6.750%, 03/15/2014 (b)	144,800
100,000		Boise Cascade LLC, 7.125%, 10/15/2014	95,250
			240,050
		Pharmaceuticals - 0.3%
60,000		Wyeth, 5.500%, 03/15/2013	61,627

		Radiotelephone Communications - 0.2%
50,000		Rogers Wireless, Inc., 7.500%, 03/15/2015 (a) Cost - $50,000; Acquired 11/19/2004 (b)	54,125

		Real Estate Investment Trusts - 4.7%
85,000		Developers Diversified Realty Corp., 3.875%, 01/30/2009	82,015
170,000		Duke Realty LP, 3.500%, 11/01/2007	165,479
160,000		Equity One, Inc., 3.875%, 04/15/2009	152,906
62,000		Health Care REIT, Inc., 7.500%, 08/15/2007	64,540
175,000		Hospitality Properties Trust, 6.750%, 02/15/2013	187,721
70,000		iStar Financial, Inc., 5.150%, 03/01/2012	68,465
65,000		iStar Financial, Inc., 8.750%, 08/15/2008	71,231
70,000		New Plan Excel Realty Trust, Inc., 5.125%, 09/15/2012	69,098
150,000		Senior Housing Properties Trust, 8.625%, 01/15/2012	167,625
90,000		United Dominion Realty Trust, Inc., 6.500%, 06/15/2009	94,605
			1,123,685
		Refined Petroleum Pipelines - 0.5%
115,000		TGT Pipeline LLC, 5.200%, 06/01/2018	109,012

		Special Purpose Entity - 0.2%
50,331		PLC Trust, 2.709%, 03/31/2006 (a) Cost - $50,331; Acquired 12/12/2003	50,197

		Steel Foundries - 0.6%
145,000		International Steel Group, Inc., 6.500%, 04/15/2014	144,275

		Textiles, Apparel & Luxury Goods - 0.2%
50,000		Brown Shoe Inc., 8.750%, 05/01/2012	53,000

		Tobacco - 0.7%
185,000		Universal Corp., 5.200%, 10/15/2013	164,741

		Wireless Telecommunication Services - 1.2%
115,000		Cingular Wireless, 8.750%, 03/01/2031	155,696
125,000		Nextel Communications, 6.875%, 10/31/2013	132,799
			288,495

		Total corporate bonds (cost $12,816,211)	13,036,160

		FOREIGN GOVERNMENT NOTE/BONDS - 1.6%
215,000		Export-Import Bank Of Korea, 4.500%, 08/12/2009 (b)	212,491
140,000		United Mexican States, 9.875%, 02/01/2010 (b)(d)	166,880
		Total foreign government note/bonds (cost $385,065)	379,371

		MORTGAGE BACKED SECURITIES - 13.7%
102,979		Bank of America Mortgage Securities, Series #2004-7 6A1, 4.500%, 08/25/2019 (d)	99,608
207,411		Bank of America Mortgage Securities, Series #2004-7 5A10, 5.250%, 08/25/2034	205,974
65,732		Bear Stearns Commercial Mortgage Securities, Series #1999-C1 A1, 5.910%, 02/14/2031	66,559
250,000		Bear Stearns Commercial Mortgage Securities, Series #2002-TOP6 A2, 6.460%, 10/15/2036	269,762
102,336		CS First Boston Mortgage Securities Corp., Series #2001-CKN5 A3, 5.107%, 09/15/2034	103,079
228,153		Deutsche Mortgage and Asset Receiving Corp., Series #1998-C1 A2, 6.538%, 06/15/2031	235,795
11,514		DLJ Commercial Mortgage Corp., Series #1999-CG3 A1A, 7.120%, 10/10/2032	11,776
59,420		Federal Home Loan Mortgage Corp., Series #2407BJ, 6.500%, 01/15/2032	61,595
165,000		Federal Home Loan Mortgage Corp., Series #2517VH, 6.000%, 03/15/2019	169,057
103,981		Federal Home Loan Mortgage Corp., Series #2614CH, 3.500%, 12/15/2010	103,425
135,000		Federal Home Loan Mortgage Corp., Series #2614TD, 3.500%, 05/15/2016	129,301
66,748		Federal Home Loan Mortgage Corp., Series #2638NA, 3.000%, 02/15/2015	66,467
2,858		Federal Home Loan Mortgage Corp., Gold Pool #C000712, 6.500%, 02/01/2029	2,950
31,315		Federal Home Loan Mortgage Corp., Gold Pool #C50964, 6.500%, 05/01/2031	32,265
18,215		Federal Home Loan Mortgage Corp., Gold Pool #C60697, 6.000%, 11/01/2031	18,550
19,894		Federal Home Loan Mortgage Corp., Gold Pool #G00479, 9.000%, 04/01/2025	21,900
32,400		Federal Home Loan Mortgage Corp., Gold Pool #G00943, 6.000%, 07/01/2028	33,043
3,715		Federal National Mortgage Assn., Pool #062289, 3.900%, 03/01/2028	3,727
2,605		Federal National Mortgage Assn., Pool #349410, 7.000%, 08/01/2026	2,736
85,414		Federal National Mortgage Assn., Pool #545449, 6.500%, 02/01/2017	88,378
220,000		Federal National Mortgage Assn., Series #200336, 4.500%, 07/25/2022	219,501
165,000		Federal National Mortgage Assn., Series #200357, 4.500%, 12/25/2012	164,530
150,000		Federal National Mortgage Assn., Series #200180, 6.000%, 07/25/2029	153,404
35,356		GMAC Commercial Mortgage Securities, Inc., Series #1999-C1 A1, 5.830%, 05/15/2033	35,483
7,570		GMAC Commercial Mortgage Securities, Inc., Series #1999-C2 A1, 6.570%, 09/15/2033	7,637
449		Government National Mortgage Assn., Pool #051699, 15.000%, 07/15/2011	517
1,832		Government National Mortgage Assn., Pool #354859, 9.000%, 07/15/2024	2,018
460,000		JP Morgan Chase Commercial Mortgage Securities Corp., Series #2001-CIB3 A2, 6.044%, 11/15/2035	474,729
465,000		Salomon Brothers Mortgage Securities VII, Series #2001-C2, 6.168%, 11/13/2036	481,417
		Total mortgage backed securities (cost $3,338,986)	3,265,183

		MUNICIPAL BONDS - 11.8%
110,000		Academica Charter Schools, 8.100%, due 08/15/2024 (a) Cost - $110,000; Acquired 08/18/2004	114,583
60,000		Bay Area Government Assn. California Revenue Tax Allocation Note, 4.290%, 09/01/2009	59,446
150,000		Brooklyn Park Minnesota Economic Development Authority, 3.330%, 09/01/2006	148,468
140,000		California County TOB Securitization Agency, 7.500%, 06/01/2019	142,955
535,000		California Housing Financing Agency, 3.860%, 08/01/2036 (c)	535,000
115,000		Decatur Hospital Authority, 7.750%, 09/01/2009	123,263
70,000		Harrisburg PA Rescue & Recovery Revenue Notes, 3.090%, 11/01/2022	69,214
60,000		Heart of Texas Education Finance Corp., 5.000%, 02/15/2013	58,447
90,000		Indiana Development Finance Authority, 5.500%, 01/01/2033	94,500
140,000		Indianapolis IN Refunding Bonds, 3.000%, 10/15/2005	139,992
35,000		Los Banos California Redevelopment Agency, 7.500%, 09/01/2029	35,377
167,774		Louisiana Tobacco Settlement Financing Corp, 6.360%, 05/15/2025	169,447
100,000		New Jersey Economic Development Authority, 3.250%, 09/15/2006	99,091
505,000		North Carolina Eastern Municipal Power Agency, 7.050%, 01/01/2007	515,221
155,000		Rhode Island Tobacco Settlement Financing Corp., 5.920%, 06/01/2012	154,189
240,000		San Jose California Financing Authority, 3.860%, 03/01/2029 (c)	240,000
113,956		South Dakota Educational Enhancement Funding Corp., 6.720%, 06/01/2025	112,825
		Total municipal bonds (cost $2,775,202)	2,812,018

		U.S. GOVERNMENT AGENCY ISSUES - 3.2%
275,000		Federal Home Loan Mortgage Corp., 2.850%, 01/05/2007	270,036
275,000		Federal National Mortgage Assn., 2.750%, 08/11/2006	271,263
215,000		Federal National Mortgage Assn., 3.000%, 12/15/2006	211,625
		Total U.S. government agency issues (cost $765,000)	752,924

		U.S. TREASURY OBLIGATIONS - 9.9%
76,738		1.625%, 01/15/2015 (d)	75,851
200,895		2.000%, 01/15/2014 (d)	205,140
40,000		3.875%, 07/15/2010 (d)	39,405
1,140,000		4.250%, 08/15/2015 (d)	1,133,232
825,000		5.375%, 02/15/2031 (d)	924,516
		Total U.S. treasury obligations (cost $2,425,594)	2,378,144

		INVESTMENTS PURCHASED WITH CASH
		PROCEEDS FROM SECURITIES LENDING - 15.4%
100,000		AIG Sunamerica Global Finance XXV Note, 3.914%, 12/12/2005	100,078
3,207,000		Bank of New York Institutional Cash Reserve Fund	3,207,668
83,805		Granite Master Issuer PLC, 3.836%, 10/20/2005	83,805
		Pooled Investments -
291,676		Bank of New York, collateralized by United States Government and Agency Issues,
		1.625% to 12.750%, 11/15/2005 to 09/20/2035	291,676
		Total investments purchased with cash
		proceeds from securities lending (cost $3,683,227)	3,683,227

		SHORT TERM INVESTMENTS - 2.9%
702,000		AIM Liquid Asset Portfolio, 3.440%	702,000
		Total short term investments (cost $702,000)	702,000

		Total investments (cost $27,264,315) - 114.6%	27,397,172

		Other liabilities in excess of assets - (14.6%)	(3,483,739)

		Total net assets - 100.0%	$23,913,433

	(a)	Restricted under Rule 144A of Securities Act of 1933.
	(b)	Foreign security or a U.S. security of a foreign company.
	(c)	Variable-Coupon Rate - The rate reported is the rate in effect as of September 30, 2005
	(d)	Securities (partial/entire) out on loan
	(e)	STEP - Bonds where the coupon increases or steps up at a predetermined rate.

40|86 Series Trust
Government Securities Portfolio
Schedule of Investments
September 30, 2005
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT			VALUE
		ASSET BACKED SECURITIES - 6.5%
$ 75,000		Atlantic City Electric Transition Funding LLC, Series #2002-1 A4, 5.550%, 10/20/2023	$79,094
4,337		Centex Home Equity, Series #2001-A A4, 6.470%, 07/25/2029	4,339
5,000		Citibank Credit Card Issuance Trust, Series #2003-C4 C4, 5.000%, 06/10/2015	4,954
91,839		Countrywide Asset-Backed Certificates, Series #2002-S1 A5, 5.960%, 11/25/2016 (b)	91,667
70,000		MBNA Credit Card Master Note Trust, Series #2002-C1 C1, 6.800%, 07/15/2014	76,315
245,604		The Money Store Home Equity Trust, Series #1998-B AF9, 6.335%, 08/15/2039	247,507
127,396		Residential Asset Securities Corp., Series #1999-KS2 AI9, 7.150%, 07/25/2030	127,113
175,755		Residential Asset Securities Corp., Series #2000-KS3 AI6, 7.810%, 07/25/2031	177,041
		Total asset backed securities (cost $823,568)	808,030

		COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
330,000		Citicorp Mortgage Securities, Inc., Series 2005-4, 5.500%, 07/25/2035	327,056
		Total collateralized mortgage obligations (cost $326,288)	327,056

		CORPORATE BONDS - 0.8%
		Insurance - 0.8%
95,000		MGIC Investment Corp., 6.000%, 03/15/2007	96,655
		Total corporate bonds (cost $94,999)	96,655

		MORTGAGE BACKED SECURITIES - 27.7%
16,432		Bear Stearns Commercial Mortgage Securities, Series #1999-C A1, 5.910%, 02/14/2031	16,639
31,663		DLJ Commercial Mortgage Corp., Series #1999-CG3, 7.120%, 10/10/2032	32,384
540,182		Federal Home Loan Mortgage Corp., Pool #2407 BJ, 6.500%, 01/15/2032	559,951
247,492		Federal Home Loan Mortgage Corp. Gold, Pool #A3-5760, 5.000%, 07/01/2035	242,356
22,707		Federal Home Loan Mortgage Corp. Gold, Pool #C01131, 6.500%, 01/01/2031	23,409
23,271		Federal Home Loan Mortgage Corp. Gold, Pool #C01148, 6.500%, 02/01/2031	23,991
70,499		Federal Home Loan Mortgage Corp. Gold, Pool #C01184, 6.500%, 06/01/2031	72,638
67,934		Federal Home Loan Mortgage Corp. Gold, Pool #C01186, 6.000%, 06/01/2031	69,181
28,542		Federal Home Loan Mortgage Corp. Gold, Pool #C28063, 6.500%, 07/01/2029	29,452
13,661		Federal Home Loan Mortgage Corp. Gold, Pool #C29168, 6.500%, 07/01/2029	14,097
4,241		Federal Home Loan Mortgage Corp. Gold, Pool #D66012, 7.000%, 11/01/2025	4,449
4,199		Federal Home Loan Mortgage Corp. Gold, Pool #E00441, 7.500%, 07/01/2011	4,435
245,071		Federal Home Loan Mortgage Corp. Gold, Pool #G01805, 4.500%, 04/01/2035	233,262
495,866		Federal Home Loan Mortgage Corp. Gold, Pool #G08062, 5.000%, 06/01/2035	485,577
100,000		Federal National Mortgage Assn., Pool #2001-80 PE, 6.000%, 07/25/2029	102,269
427,602		Federal National Mortgage Assn., Pool #2004-91 AH, 4.500%, 05/25/2029	422,362
184,289		Federal National Mortgage Assn., Pool #253845, 6.000%, 06/01/2016	189,658
29,302		Federal National Mortgage Assn., Pool #254091, 6.000%, 12/01/2031	29,819
4,699		Federal National Mortgage Assn., Pool #303780, 7.000%, 03/01/2026	4,938
27,622		Federal National Mortgage Assn., Pool #320582, 6.500%, 01/01/2011	28,583
65,528		Federal National Mortgage Assn., Pool #336290, 6.500%, 04/01/2011	67,804
29,283		Federal National Mortgage Assn., Pool #535837, 6.000%, 04/01/2031	29,799
107,377		Federal National Mortgage Assn., Pool #545449, 6.500%, 02/01/2017	111,103
6,600		Federal National Mortgage Assn., Pool #609583, 6.000%, 11/01/2031	6,716
193,690		Federal National Mortgage Assn., Pool #645649, 6.000%, 06/01/2017	199,329
299,354		Federal National Mortgage Assn., Pool #826443, 4.975%, 07/01/2035	296,539
27,021		Federal National Mortgage Assn. Grantor Trust, Series #1999-T2 A1, 7.500%, 01/19/2029	28,513
75,000		First Union National Bank Commercial Mortgage, Series #1999-C4 A2, 7.390%, 12/15/2031	81,677
8,111		GMAC Commercial Mortgage Securities, Inc., Series #1999-C2 A1, 6.570%, 09/15/2033	8,182
3,636		Government National Mortgage Assn., Pool #119896, 13.000%, 11/15/2014	4,109
15,194		Government National Mortgage Assn., Pool #408675, 7.500%, 01/15/2026	16,176
		Total mortgage backed securities (cost $3,460,637)	3,439,397

		MUNICIPAL BONDS - 1.7%
100,000		Alaska Industrial Development & Export Auth., 6.625%, 05/01/2006	100,884
105,000		Tobacco Settlement Financing Corp., 5.920%, 06/01/2012	104,451
		Total municipal bonds (cost $204,641)	205,335

		U.S. GOVERNMENT AGENCY ISSUES - 3.3%
400,000		Federal Home Loan Mortgage Corp., 6.250%, 03/05/2012	409,660
		Total U.S. government agency issues (cost $410,328)	409,660

		U.S. TREASURY OBLIGATIONS - 48.6%
700,000		2.375%, 08/31/2006 (a)	689,473
1,500,000		3.875%, 05/15/2009 (a)	1,484,064
750,000		3.875%, 09/15/2010 (a)	739,629
650,000		4.000%, 02/15/2014 (a)	635,477
30,000		4.250%, 08/15/2015 (a)	29,822
250,000		5.375%, 02/15/2031 (a)	280,156
500,000		5.500%, 02/15/2008 (a)	515,313
1,087,000		11.250%, 02/15/2015 (a)	1,657,718
		Total U.S. treasury obligations (cost $6,045,183)	6,031,652

		INVESTMENTS PURCHASED WITH CASH
		PROCEEDS FROM SECURITIES LENDING - 24.7%
2,317,000		Bank of New York Institutional Cash Reserve Fund	2,317,483
	Pooled Investments -
748,688		Bank of New York, collateralized by various United States Government and Agency Issues,
		1.500% to 14.000%, 12/22/2005 to 10/01/2035	748,688
		Total investments purchased with cash proceeds
		from securities lending (cost $3,066,171)	3,066,171

		SHORT TERM INVESTMENTS - 4.0%
490,000		AIM Liquid Asset Portfolio, 3.440%	490,000
		Total short term investments (cost $490,000)	490,000

		Total investments (cost $14,921,815) - 119.9%	14,873,956

		Liabilities in excess of other assets - (19.9%)	(2,470,683)

		Total net assets - 100.00%	$12,403,273

	(a)	Securities (entire/partial) out on loan.
	(b)	STEP - Bonds where the coupon increases or steps up at a predetermined rate.

40|86 Series Trust
Money Market Portfolio
Schedule of Investments
September 30, 2005
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT			VALUE
		CORPORATE BONDS - 11.3%
		Non-Depository Credit Institutions - 3.7%
$ 990,000		Corporate Finance Managers, Inc., 3.850%, 10/07/2005 (b)(c)	$990,000
500,000		Westgate Investment Fund, 3.850%, 10/07/2005 (b)(c)	500,000
			1,490,000
		Equipment Rental And Leasing - 1.2%
500,000		International Lease Finance Corp., 4.000%, 01/17/2006	500,171
		Insurance - 3.8%
560,000		ASIF Global Financing XX, 2.650%, 01/17/2006 (a) Cost - $556,454; Acquired 05/04/2005	558,085
1,000,000		Hartford Life Global Fund, 3.520%, 08/15/2006 (b)(c)	1,000,000
			1,558,085
		Real Estate - 1.2%
490,000		Kuehn Enterprises LLC, 3.780%, 10/07/2005 (b)(c)	490,000
		Trusts, Except Educational, Religious, And Charitable - 1.4%
545,000		Cunat Capital Corp., 4.070%, 10/30/2005 (b)(c)	545,000

		Total corporate bonds (cost $4,583,256)	4,583,256

		MUNICIPAL BONDS - 40.8%
100,000		ABAG Financial Authorities for Nonprofit Corps, 3.950%, 10/07/2005 (b)(c)	100,000
		(CS: Federal National Mortgage Assn.)
1,000,000		Arlington County Virginia Industrial Development Authority, 3.790%, 10/07/2005 (b)(c)	1,000,000
		(LOC: Bank of America)
1,300,000		California Housing Finance Agency, 3.870%, 10/07/2005 (b)(c)	1,300,000
100,000		Colorado Housing & Finance Authority, 3.760%, 10/07/2005 (b)(c)	100,000
		(CS: Federal National Mortgage Assn.)
1,000,000		Colorado Housing & Finance Authority, 3.860%, 10/07/2005 (b)(c) (SPA: Dexia Credit Local)	1,000,000
1,000,000		Florida Housing & Finance Authority, 3.790%, 10/07/2005 (b)(c)	1,000,000
1,000,000		Fulton County Georgia Development Authority, 3.840%, 10/07/2005 (b)(c) (LOC: Regions Bank)	1,000,000
700,000		Louisiana Public Facilities Authority, 4.200%, 10/07/2005 (b)(c)	700,000
580,000		Michigan State Housing Development Authority, 3.790%, 10/07/2005 (b)(c) (CS: MBIA, Inc.)	580,000
1,000,000		New Orleans Louisiana Pension, 3.570%, 10/07/2005 (b)(c)	1,000,000
1,000,000		North Texas Education Authority, 3.790%, 10/07/2005 (b)(c) (CS: Ambac Financial Group)	1,000,000
1,210,000		Philadelphia Authority For Industrial Development, 3.790%, 10/07/2005 (b)(c)	1,210,000
700,000		Portland Maine Pension, 3.790%, 10/07/2005 (b)(c) (SPA: Bayerische Landesbank)	700,000
600,000		Sacramento County California Pension, 3.870%, 10/07/2005 (b)(c) (LOC: Bayerische Landesbank)	600,000
805,000		St. Francis Healthcare Foundation Hawaii, 4.330%, 10/07/2005 (b)(c) (LOC: First Hawaiian Bank)	805,000
1,000,000		St. Johns County Florida Industrial Development Authority, 3.820%, 10/07/2005 (b)(c)	1,000,000
		(LOC: Allied Irish Bank PLC)
450,000		San Jose California Financing Authority, 3.860%, 10/07/2005 (b)(c)	450,000
785,000		University of Minnesota, 3.790%, 10/07/2005 (b)(c)	785,000
800,000		Utah Housing Finance Agency, 3.860%, 10/07/2005 (b)(c) (SPA: Bayerische Landesbank)	800,000
500,000		Westminster Colorado Economic Development Authority, 3.880%, 10/07/2005 (b)(c)	500,000
		(LOC: HSH Nordbank)
1,000,000		Wheaton College Illinois, 3.690%, 10/07/2005 (b)(c) (SPA: J.P. Morgan Chase Bank)	1,000,000
		Total municipal bonds (cost $16,630,000)	16,630,000

		COMMERCIAL PAPER - 40.2%
		Banks -15.7%
1,000,000		Danske Bank, 3.630%, 10/11/2005	998,992
1,000,000		DnB NOR Bank, 3.880%, 10/03/2005	999,784
1,000,000		Norddeutsche, 3.800%, 10/07/2005	999,367
1,000,000		Rabobank USA, 3.870%, 10/03/2005	999,785
1,400,000		Royal Bank Of Scotland, 3.620%, 10/17/2005	1,397,748
1,000,000		UBS Financial Services Corp., 3.800%, 10/12/2005	998,839
			6,394,515
		Communication Services - 2.4%
1,000,000		Alltel Corp., 3.740%, 10/13/2005	998,753
		Diversified Financial Services - 9.8%
1,000,000		Citigroup Inc., 3.580%, 10/03/2005	999,801
1,000,000		JP Morgan Chase & Co., 3.600%, 10/04/2005	999,700
1,000,000		Morgan Stanley, 3.800%, 10/27/2005	997,255
1,000,000		Morgan Stanley, 3.900%, 10/03/2005	999,783
			3,996,539
		Insurance - 2.4%
1,000,000		Metlife Funding Inc., 3.720%, 10/21/2005	997,917
		Food Products - 2.5%
1,000,000		Nestle Corp., 3.500%, 10/03/2005	999,806
		Oil & Gas - 4.9%
1,000,000		Shell Finance, 3.640%, 10/25/2005	997,573
1,000,000		Total Capital SA, 3.790%, 10/05/2005	999,579
			1,997,152
		Real Estate - 2.5%
1,000,000		Britannia Building Society, 3.750%, 10/11/2005	998,958

		Total commerical paper (cost $16,383,640)	16,383,640

		SHORT TERM INVESTMENTS - 4.4%
1,775,000		AIM Liquid Asset Portfolio, 3.440%	1,775,000
18,000		Nations Treasury Reserve, 3.370%	18,000
		Total short term investments (cost $1,793,000)	1,793,000

		Total investments (cost $39,389,896) - 96.7%	39,389,896

		Other assets in excess of liabilities - 3.3%	1,354,655

		Total net assets - 100.0%	$40,744,551

	(a)	Restricted under rule 144A of the Securities Act of 1933.
	(b)	Variable Coupon Rate - The rate reported is the rate in effect as of September 30, 2005.
	(c )	Maturity date represents first available put date.
	CS	Credit Support
	LOC	Letter of Credit
	SPA	Standby Purchase Agreement

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 40|86 Series Trust

By (Signature and Title) /s/Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date November 29, 2005

By (Signature and Title)* /s/Daniel J. Murphy
Daniel J. Murphy, Treasurer

Date November 29, 2005

* Print the name and title of each signing officer under his or her signature.